T. ROWE PRICE HEALTH SCIENCES FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.7%
BIOTECHNOLOGY 31.3%

Major Biotechnology 10.5%
Agenus (1)	917,037	3,668
Alkermes (1)	82,284	1,363
Amgen	1,194,964	303,712
Biogen (1)	543,953	154,309
Bristol Myers Squibb	1,875,512	113,075
Bristol Myers Squibb, CVR (1)	3,510,262	7,898
Exact Sciences (1)	1,319,049	134,477
Neurocrine Biosciences (1)	1,079,496	103,804
Seattle Genetics (1)	1,357,718	265,692
Vertex Pharmaceuticals (1)	1,931,704	525,655
		1,613,653
Other Biotechnology 20.8%
ACADIA Pharmaceuticals (1)	2,441,459	100,710
Acceleron Pharma (1)	1,438,404	161,864
Acerta Pharma, Class B, Acquisition Date: 5/12/15, Cost $4,041
(1)(2)(3)	159,731,910	17,571
Adaptive Biotechnologies (1)	476,754	23,185
Adverum Biotechnologies (1)	541,382	5,576
Agios Pharmaceuticals (1)	538,846	18,860
Akero Therapeutics (1)	207,256	6,381
Alexion Pharmaceuticals (1)	1,568,525	179,486
Allogene Therapeutics (1)	982,103	37,035
Alnylam Pharmaceuticals (1)	1,140,542	166,063
Apellis Pharmaceuticals (1)	914,483	27,590
Ascendis Pharma, ADR (1)	921,739	142,243
Avrobio (1)	213,630	2,781
Axsome Therapeutics (1)	386,947	27,570
BeiGene, ADR (1)	369,140	105,736
BioMarin Pharmaceutical (1)	392,965	29,897
Bluebird Bio (1)	255,507	13,785
Blueprint Medicines (1)	568,137	52,666
CRISPR Therapeutics (1)	340,809	28,505

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cyclerion Therapeutics (1)	579,827	3,525
Deciphera Pharmaceuticals (1)	297,138	15,243
Denali Therapeutics (1)	1,438,790	51,552
Dicerna Pharmaceuticals (1)	764,958	13,762
Enanta Pharmaceuticals (1)	255,243	11,685
Evotec (EUR) (1)	1,028,693	27,121
Exelixis (1)	4,729,657	115,640
Fate Therapeutics (1)	846,953	33,853
FibroGen (1)	1,183,693	48,673
Flame Biosciences, Acquisition Date: 9/28/20, Cost $5,500
(1)(2)(3)	839,721	5,500
G1 Therapeutics (1)	200,264	2,313
Generation Bio (1)	280,029	8,656
Generation Bio, Acquisition Date: 1/9/20, Cost $7,996 (1)(3)	809,669	23,776
Global Blood Therapeutics (1)	632,124	34,855
Homology Medicines (1)	503,876	5,392
IGM Biosciences (1)	169,522	12,512
Incyte (1)	2,416,355	216,844
Insmed (1)	1,724,493	55,425
Intra-Cellular Therapies (1)	244,964	6,286
Ionis Pharmaceuticals (1)	1,443,524	68,495
Iovance Biotherapeutics (1)	2,408,669	79,293
Karuna Therapeutics (1)	409,909	31,694
Kodiak Sciences (1)	1,022,728	60,556
Krystal Biotech (1)	187,643	8,078
Lonza Group (CHF)	85,197	52,578
Milestone Pharmaceuticals (1)	296,283	2,169
Mirati Therapeutics (1)	389,658	64,703
Moderna (1)	669,079	47,337
MyoKardia (1)	1,092,171	148,896
Nektar Therapeutics (1)	446,611	7,409
Novocure (1)	421,512	46,919
Odonate Therapeutics (1)	183,341	2,462
Orchard Therapeutics, ADR (1)	405,525	1,667
Progenic Pharmaceuticals, CVR (1)	842,223	0
PTC Therapeutics (1)	428,401	20,028

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Radius Health (1)	76,817	871
RAPT Therapeutics (1)	667,556	21,495
Reata Pharmaceuticals, Class A (1)	182,616	17,790
Regeneron Pharmaceuticals (1)	513,326	287,350
REGENXBIO (1)	226,243	6,226
Rocket Pharmaceuticals (1)	955,136	21,834
Sage Therapeutics (1)	892,164	54,529
Sarepta Therapeutics (1)	467,684	65,677
Scholar Rock Holding (1)	290,535	5,140
Stoke Therapeutics (1)	290,647	9,734
Turning Point Therapeutics (1)	349,623	30,543
Ultragenyx Pharmaceutical (1)	1,223,258	100,540
WaVe Life Sciences (1)	584,589	4,963
Xencor (1)	1,020,236	39,575
Zai Lab (HKD) (1)	52,850	4,371
Zai Lab, ADR (1)	230,195	19,145
Zymeworks (1)	345,728	16,104
		3,188,288
Total Biotechnology		4,801,941
LIFE SCIENCES 10.7%

Life Sciences 10.7%
Abcam (GBP)	1,406,497	22,144
Agilent Technologies	2,305,115	232,678
Bruker	1,830,091	72,746
Danaher	1,835,792	395,301
DiaSorin (EUR)	345,436	69,499
GenMark Diagnostics (1)	1,341,018	19,042
Mettler-Toledo International (1)	48,445	46,786
Quanterix (1)	778,556	26,269
Quidel (1)	570,373	125,128
Thermo Fisher Scientific	1,428,963	630,916
Total Life Sciences		1,640,509
MISCELLANEOUS 0.7%

Miscellaneous 0.7%
Health Sciences Acquisitions 2 (1)	691,234	7,604
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Royalty Pharma, Class A	1,287,343	54,159
Royalty Pharma, Acquisition Date: 5/21/15, Cost $13,552 (1)(3)	1,066,300	42,616
Total Miscellaneous		104,379
PHARMACEUTICALS 13.4%

European Major - Pharmaceuticals 0.8%
Bayer (EUR)	613,206	37,831
Merck (EUR)	583,610	85,087
Zeneca, Acquisitiion Date: 7/18/13, Cost $0 (1)(2)(3)	375,635	231
		123,149
Major Pharmaceuticals 12.1%
AbbVie	2,449,673	214,567
Amarin, ADR (1)	1,053,354	4,435
Astellas Pharma (JPY)	2,785,900	41,528
AstraZeneca, ADR	5,223,385	286,242
Chugai Pharmaceutical (JPY)	1,165,300	52,293
Daiichi Sankyo (JPY)	1,929,300	59,225
Eisai (JPY)	571,200	52,169
Eli Lilly	2,096,167	310,275
Ipsen (EUR)	385,685	40,317
Merck	6,133,616	508,783
Roche Holding (CHF)	542,805	185,933
Sanofi (EUR)	1,055,609	105,785
		1,861,552
Specialty Pharmaceuticals 0.5%
Cara Therapeutics (1)	667,894	8,499
GW Pharmaceuticals, ADR (1)	186,306	18,137
Horizon Therapeutics (1)	570,946	44,351
Tricida (1)	55,012	498
		71,485
Total Pharmaceuticals		2,056,186
PRODUCTS & DEVICES 19.0%

Implants 9.9%
AtriCure (1)	502,267	20,041
Becton Dickinson & Company	1,543,072	359,042

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Intuitive Surgical (1)	851,053	603,856
iRhythm Technologies (1)	276,572	65,855
Stryker	1,553,688	323,742
Teleflex	273,618	93,145
Verily Life Sciences, Series B, Acquisition Date: 1/23/19, Cost
$13,998 (1)(2)(3)	113,564	10,358
Zimmer Biomet Holdings	271,347	36,941
		1,512,980
Other Products & Devices 9.1%
10X Genomics, Class A (1)	352,975	44,009
Alcon (CHF) (1)	661,890	37,526
Argenx, ADR (1)	827,753	217,302
Avantor (1)	3,337,938	75,070
Burning Rock Biotech, Class A, ADR (1)	606,792	15,218
Catalent (1)	720,571	61,724
Cooper	215,816	72,756
DexCom (1)	402,682	165,998
Hologic (1)	2,837,615	188,616
ICU Medical (1)	156,427	28,588
Insulet (1)	330,989	78,309
JAND, Class A, Acquisition Date: 4/23/15 - 3/9/18, Cost $6,893
(1)(2)(3)	586,477	14,387
Lantheus Holdings (1)	993,260	12,585
Nevro (1)	602,188	83,885
Outset Medical (1)	193,799	9,690
Outset Medical, Acquisition Date: 4/19/17 - 1/27/20, Cost
$29,898 (1)(3)	1,576,961	74,906
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622
(1)(2)(3)	8,397,988	15,909
Penumbra (1)	367,752	71,484
Shockwave Medical (1)	956,627	72,512
Tandem Diabetes Care (1)	467,765	53,091
		1,393,565
Total Products & Devices		2,906,545

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SERVICES 17.7%

Distribution 0.0%
Option Care Health (1)	553,290	7,398
		7,398
Information 0.7%
Veeva Systems, Class A (1)	375,093	105,472
		105,472
Other Services 2.8%
Elanco Animal Health (1)	1,753,445	48,974
Envista Holdings (1)	2,651,896	65,449
Guardant Health (1)	371,020	41,472
Pennant Group (1)	560,829	21,625
Phreesia (1)	306,434	9,846
PPD (1)	701,022	25,931
PRA Health Sciences (1)	393,698	39,937
West Pharmaceutical Services	528,371	145,249
Wuxi Biologics Cayman (HKD) (1)	1,024,000	25,096
		423,579
Payors 12.8%
Alignment Healthcare Partners, Acquisition Date: 2/28/20,
Cost $17,880 (1)(2)(3)	1,475,389	17,880
Anthem	610,616	164,005
Centene (1)	4,491,168	261,970
Cigna	1,319,480	223,533
Humana	755,780	312,810
Molina Healthcare (1)	597,639	109,392
UnitedHealth Group	2,785,231	868,351
		1,957,941
Providers 1.4%
Amedisys (1)	197,240	46,634
HCA Healthcare	1,313,653	163,786
		210,420
Total Services		2,704,810
Total Miscellaneous Common Stocks 4.9% (4)		753,744
Total Common Stocks (Cost $7,363,927)		14,968,114
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PREFERRED STOCKS 0.6%
LIFE SCIENCES 0.6%

Life Sciences 0.6%
Sartorius (EUR) (5)	210,370	86,226
Total Preferred Stocks (Cost $30,427)		86,226

CONVERTIBLE PREFERRED STOCKS 1.7%
BIOTECHNOLOGY 0.4%

Other Biotechnology 0.4%
Atea Pharmaceuticals, Series D, Acquisition Date: 5/19/20,
Cost $5,354 (1)(2)(3)	762,694	5,354
C4 Therapeutics, Series B, Acquisition Date: 6/5/20, Cost
$5,995 (1)(2)(3)	5,709,413	11,509
Ginkgo Bioworks, Series E, Acquisition Date: 7/30/19 - 9/9/19,
Cost $21,416 (1)(2)(3)	144,465	21,697
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505
(1)(2)(3)	883,580	5,505
Seer, Series D, Acquisition Date: 11/15/19, Cost $6,360
(1)(2)(3)(6)	2,374,163	7,547
Seer, Series D-1, Acquisition Date: 5/12/20, Cost $6,533
(1)(2)(3)(6)	2,055,191	6,533
Velosbio, Series B, Acquisition Date: 7/7/20, Cost $8,552
(1)(2)(3)	4,385,247	8,552
Total Biotechnology		66,697
PRODUCTS & DEVICES 0.4%

Capital Equipment 0.1%
Reflexion Medical, Acquisition Date: 4/3/20, Cost $2,142
(1)(2)(3)	1,123,437	2,142
Reflexion Medical, Series C, Acquisition Date: 4/3/18, Cost
$4,243 (1)(2)(3)	2,507,885	4,781
		6,923

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Implants 0.0%
Kardium, Series D, Acquisition Date: 11/29/18, Cost $8,574
(1)(2)(3)	8,849,057	6,345
		6,345
Other Products & Devices 0.3%
JAND, Series D, Acquisition Date; 4/23/15, Cost $14,087
(1)(2)(3)	1,226,526	30,087
JAND, Series E, Acquisition Date: 3/9/18, Cost $721 (1)(2)(3)	45,895	1,126
JAND, Series F, Acquisition Date: 4/3/20, Cost $11,394
(1)(2)(3)	584,523	14,339
		45,552
Total Products & Devices		58,820
SERVICES 0.9%

Information 0.1%
Doximity, Series C, Acquisition Date: 4/10/14, Cost $4,993
(1)(2)(3)	1,035,633	17,347
		17,347
Other Services 0.6%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20, Cost
$10,374 (1)(2)(3)	3,758,668	10,374
Freenome Holdings, Series B, Acquisition Date: 6/24/19, Cost
$7,103 (1)(2)(3)	1,558,570	10,307
Freenome Holdings, Series C, Acquisition Date: 8/14/20, Cost
$6,139 (1)(2)(3)	928,231	6,139
Prognomiq, Series A-4, Acquisition Date: 11/15/19, Cost $1,356
(1)(2)(3)(6)	593,540	1,356
Prognomiq, Series A-5, Acquisition Date: 5/12/20, Cost $1,174
(1)(2)(3)(6)	513,797	1,174
Prognomiq, Series B, Acquisition Date; 9/11/20, Cost $8,533
(1)(2)(3)(6)	3,734,140	8,533
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876
(1)(2)(3)	946,886	25,701
Tempus Labs, Series E, Acquisition Date: 8/23/18, Cost
$10,606 (1)(2)(3)	633,505	17,664
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279
(1)(2)(3)	172,826	4,873
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,284
(1)(2)(3)	111,715	3,170

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Thrive, Series B, Acquisition Date: 7/24/20, Cost $8,552
(1)(2)(3)	3,442,748	8,552
		97,843
Payors 0.2%
Bright Health, Series E, Acquisition Date: 9/16/20, Cost $21,284
(1)(2)(3)	1,042,425	21,284
		21,284
Total Services		136,474
Total Convertible Preferred Stocks (Cost $198,429)		261,991

CONVERTIBLE BONDS 0.1%
Color Genomics, 3.00%, 6/30/21, Acquisition Date: 1/13/20,
Cost $9,104 (1)(2)(3)	9,104,000	9,104
Kronos Bio, 0.00%, 2/20/22, Acquisition Date: 8/20/20, Cost
$5,188 (1)(2)(3)	5,187,965	5,188
Total Convertible Bonds (Cost $14,292)		14,292

SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7)	5,036	5
Total Short-Term Investments (Cost $5)		5

Total Investments in Securities 100.1%
(Cost $7,607,080)		$15,330,628
Other Assets Less Liabilities (0.1)%		(17,019)
Net Assets 100.0%		$15,313,609

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

‡	Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $499,417 and represents 3.3% of net assets.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Affiliated Companies
(7)	Seven-day yield
ADR	American Depositary Receipts
CHF	Swiss Franc
CVR	Contingent Value Rights
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate	(Loss)			Gain/Loss		Income
Outset Medical, Series C		$—		$(436)		$—
Outset Medical, Series D		—		—		—
Prognomiq, Series B		—		—		—
Prognomiq, Series A-4**		—		—		—
Prognomiq, Series A-5***		—		—		—
Seer, Series D**		—		1,187		—
Seer, Series D-1***		—		—		—
T. Rowe Price Government
Reserve Fund		—		—		456
Totals		$—	# $	751		$456+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/19	Cost		Cost		9/30/20
Outset Medical, Series C	$13,200		$—	$ —	$	##
Outset Medical, Series D	8,486		—	—		##
Prognomiq, Series B	—	8,533		—		8,533
Prognomiq, Series A-4**	—		—	—		1,356
Prognomiq, Series A-5***	—		—	—		1,174
Seer, Series D**	*		—	—		7,547
Seer, Series D-1***	—	7,707		—		6,533
T. Rowe Price Government
Reserve Fund	3,441		¤	¤		5
Total						$25,148^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
## Acquired by a non-affiliated company.
+	Investment income comprised $456 of dividend income and $0 of interest income.
*	On the date indicated, issuer was held but not considered an affiliate.
** PrognomIQ, Series A-4 was acquired through a spin-off of Seer, Series D.
*** PrognomIQ, Series A-5 was acquired through a spin-off of Seer, Series D-1.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $23,961.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HEALTH SCIENCES FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE HEALTH SCIENCES FUND

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$13,806,518 $	1,079,760 $	81,836 $	14,968,114
Preferred Stocks	—	86,226	—	86,226
Convertible Preferred Stocks	—	—	261,991	261,991
Fixed Income Securities[1]	—	—	14,292	14,292
Short-Term Investments	5	—	—	5
Total	$13,806,523 $	1,165,986 $	358,119 $	15,330,628

1 Includes Convertible Bonds.

T. ROWE PRICE HEALTH SCIENCES FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $26,707,000 for the period ended September 30,
2020. During the six months, transfers out of Level 3 were because observable market data became available for the security.

($000s)	Beginning	Gain (Loss)				Transfers	Ending
	Balance	During	Total		Total	Out of	Balance
	1/1/20	Period	Purchases		Sales	Level 3	9/30/20
Investment in
Securities
Common
Stocks	$81,960	$(2,300)	$23,380	$	– $	(21,204)	$81,836
Convertible
Preferred
Stocks	148,855	28,571	105,815		(21,250)	–	261,991
Convertible
Bonds	–	–	14,292		–	–	14,292

Total	$230,815	$26,271	$143,487		$(21,250) $	(21,204)	$358,119